Intangible assets - Summary of intangible assets and goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets
Goodwill at start of year	£ 8,023
Goodwill at end of year	8,216	£ 8,023
Intangible assets excluding goodwill at beginning of period	3,238
Intangible assets excluding goodwill at end of period	3,164	3,238
Cost
Disclosure of detailed information about intangible assets
Goodwill at start of year	8,023	8,388
Acquisitions	146	68
Disposals and other	(36)	(51)
Exchange translation differences	83	(382)
Goodwill at end of year	8,216	8,023
Intangible assets excluding goodwill at beginning of period	12,781	12,948
Acquisitions	72	64
Additions	464	447
Disposals and other	(305)	(140)
Exchange translation differences	79	(538)
Intangible assets excluding goodwill at end of period	13,091	12,781
Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(9,543)	(9,424)
Charge for the year	(622)	(609)
Disposals and other	286	98
Exchange translation differences	(48)	392
Intangible assets excluding goodwill at end of period	(9,927)	(9,543)
Not internally generated
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,761
Intangible assets excluding goodwill at end of period	1,595	1,761
Not internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	8,438	8,828
Acquisitions	72	64
Disposals and other	(218)	(81)
Exchange translation differences	77	(373)
Intangible assets excluding goodwill at end of period	8,369	8,438
Not internally generated | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(6,677)	(6,739)
Charge for the year	(258)	(279)
Disposals and other	215	57
Exchange translation differences	(54)	284
Intangible assets excluding goodwill at end of period	(6,774)	(6,677)
Not internally generated | Market related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	809
Intangible assets excluding goodwill at end of period	719	809
Not internally generated | Market related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,540	2,699
Acquisitions	10	1
Disposals and other	(71)	(28)
Exchange translation differences	36	(132)
Intangible assets excluding goodwill at end of period	2,515	2,540
Not internally generated | Market related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,731)	(1,718)
Charge for the year	(111)	(116)
Disposals and other	69	16
Exchange translation differences	(23)	87
Intangible assets excluding goodwill at end of period	(1,796)	(1,731)
Not internally generated | Customer related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	656
Intangible assets excluding goodwill at end of period	609	656
Not internally generated | Customer related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,979	2,076
Acquisitions	14	28
Disposals and other	(8)	(29)
Exchange translation differences	25	(96)
Intangible assets excluding goodwill at end of period	2,010	1,979
Not internally generated | Customer related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,323)	(1,332)
Charge for the year	(71)	(73)
Disposals and other	8	19
Exchange translation differences	(15)	63
Intangible assets excluding goodwill at end of period	(1,401)	(1,323)
Not internally generated | Editorial content
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	51
Intangible assets excluding goodwill at end of period	48	51
Not internally generated | Editorial content | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	658	690
Acquisitions	10	1
Disposals and other	(6)	(11)
Exchange translation differences	4	(22)
Intangible assets excluding goodwill at end of period	666	658
Not internally generated | Editorial content | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(607)	(617)
Charge for the year	(13)	(15)
Disposals and other	5	5
Exchange translation differences	(3)	20
Intangible assets excluding goodwill at end of period	(618)	(607)
Not internally generated | Software and technology
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	235
Intangible assets excluding goodwill at end of period	210	235
Not internally generated | Software and technology | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	835	845
Acquisitions	38	31
Disposals and other	(23)	(4)
Exchange translation differences	5	(37)
Intangible assets excluding goodwill at end of period	855	835
Not internally generated | Software and technology | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(600)	(572)
Charge for the year	(62)	(63)
Disposals and other	23	8
Exchange translation differences	(6)	27
Intangible assets excluding goodwill at end of period	(645)	(600)
Not internally generated | Other
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	10
Intangible assets excluding goodwill at end of period	9	10
Not internally generated | Other | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,426	2,518
Acquisitions		3
Disposals and other	(110)	(9)
Exchange translation differences	7	(86)
Intangible assets excluding goodwill at end of period	2,323	2,426
Not internally generated | Other | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,416)	(2,500)
Charge for the year	(1)	(12)
Disposals and other	110	9
Exchange translation differences	(7)	87
Intangible assets excluding goodwill at end of period	(2,314)	(2,416)
Internally developed intangible assets
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,477
Intangible assets excluding goodwill at end of period	1,569	1,477
Internally developed intangible assets | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	4,343	4,120
Additions	464	447
Disposals and other	(87)	(59)
Exchange translation differences	2	(165)
Intangible assets excluding goodwill at end of period	4,722	4,343
Internally developed intangible assets | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,866)	(2,685)
Charge for the year	(364)	(330)
Disposals and other	71	41
Exchange translation differences	6	108
Intangible assets excluding goodwill at end of period	£ (3,153)	£ (2,866)